CAPITAL AND RESERVES (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Aug. 03, 2021 shares	Jun. 28, 2021 USD ($)	Jun. 28, 2021 CAD ($)	Dec. 02, 2020 $ / shares shares	Dec. 02, 2020 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 21, 2022 USD ($)	Jul. 12, 2021 shares	May 26, 2021 shares
IfrsStatementLineItems [Line Items]
Pre-consolidation common shares issued for one-post consolidation share										4
Post-split common shares under forward split									4
Number of preferred units issued				17,300,000	17,300,000
Price per preferred unit issued | (per share)				$ 1.19	$ 1.52
Number of warrants issued				17,300,000	17,300,000
Exercise price of warrants issued | (per share)				$ 1.48	$ 1.9
Proceeds from exercise of warrants | $							$ 26,475
Equity acquisition percent								100.00%
Noncontrolling interest acquired | $								$ 21
Insight Partners Investment [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants		$ 26,600	$ 32.8
Common shares issued in exchange for partners' preferred units	17.3